Stock-based Compensation	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 12. Stock-based Compensation
Restricted Shares
2021 Restricted Share Plan
On October 27, 2020, in anticipation of the Merger, the Board of Directors approved a Management Equity Term Sheet (“Term Sheet”) which modified the terms of Maven Topco’s legacy Incentive Securities (defined below) and allowed for any unvested Incentive Securities at Closing to be converted to restricted shares under the 2021 Restricted Share Plan, using the Exchange Ratio established during the Merger.
Specifically, historical unvested Class B and Class C Incentive Securities were converted to restricted shares subject only to service conditions (“Time-Vesting Restricted Shares”) and subject to graded vesting over four years. Historical Class D unvested Incentive Securities were converted to restricted shares with service and market conditions (“Performance-Vesting Restricted Shares”), subject to graded vesting over three years based on a market condition related to volume weighted average trading price performance of the Company’s common stock.
The Company determined that a modification to the terms of Maven Topco’s legacy Incentive Securities occurred on October 27, 2020 (“October Modification”) because the Company removed the Bad Leaver provision (discussed below in “Incentive Securities” section) for vested awards, contingent upon the Closing, representing a change in vesting conditions. The Company further determined that another modification occurred on April 20, 2021 (“April Modification”) since the Incentive Securities, which are private company awards, were exchanged for restricted shares, which are public company awards, representing a change in vesting conditions.
No
compensation cost was recognized as a result of the October Modification because the awards were improbable of vesting both before and after the modification date as of October 27, 2020. Upon Closing, the Company recognized total compensation cost of $183.2 million to account for the vesting of the historical Incentive Securities upon removal of the Bad Leaver provision. The Company measured the awards based on their fair values as of October 27, 2020, which is considered to be the grant date fair value of the awards, adjusted for any incremental compensation cost resulting from the April Modification, which is determined to be immaterial.
Second Spectrum Restricted Shares
On June 15, 2021, as part of the Company’s acquisition of Second Spectrum, Inc (“Second Spectrum”) the Company granted 518,706 restricted shares to the founders of Second Spectrum, with 50% to be vested on December 31, 2021 and 2022 (“Second Spectrum Restricted Shares”). The grant date fair value of the Second Spectrum Restricted Shares is estimated to be equal to the closing price of the Company’s common stock of $17.74 as of the grant date on June 15, 2021.
A summary of the Company’s overall restricted shares activities for the six months ended June 30, 2023 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2022	3,417,484	$7.39
Vested	(281,542)	$8.62
Forfeited	(1,175,521)	$7.13

Unvested restricted shares as of June 30, 2023	1,960,421	$7.37
The compensation cost recognized for the restricted shares during the three months ended June 30, 2023 and 2022 was $1.2 million, and $14.3 million, respectively. The compensation cost recognized for the restricted shares during the six months ended June 30, 2023 and 2022 was $3.4 million, and $28.7 million, respectively.
As of June 30, 2023, total unrecognized compensation cost related to the restricted shares was $3.1 million and is expected to be recognized over a weighted-average service period of 0.8 years.

Stock Options
2021 Option Plan
On April 20, 2021 (“2021 Grant Date”), as part of the Merger, the Board of Directors adopted the 2021 Option Plan and granted employees options to purchase the Company’s common stock via an employee benefit trust including 1) options which shall immediately vest upon Closing (“Immediate-Vesting Options”), 2) options subject only to service conditions (“Time-Vesting Options”) and 3) options with service and market conditions (“Performance-Vesting Options”). Immediate-Vesting Options became fully vested and exercisable immediately following the Closing, which aligns with the 2021 Grant Date. Time-Vesting Options are subject to graded vesting over the four years following the 2021 Grant Date. Performance-Vesting Options are subject to graded vesting over the three years from the 2021 Grant Date, subject to a market condition related to volume weighted average trading price performance of the Company’s common stock.
A summary of the Company’s options activity for the six months ended June 30, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	357,945	$10.00	3.3	$—
Forfeited	(26,093)	$10.00

Outstanding as of June 30, 2023	331,852	$10.00	2.8	$—
Exercisable as of June 30, 2023	187,343

Unvested as of June 30, 2023	144,509
The compensation cost recognized for options during the three months ended June 30, 2023 and 2022 was $0.2 million and $0.1 million, respectively. The compensation cost recognized for options during the six months ended June 30, 2023 and 2022 was $0.3 million and $0.5 million, respectively. The total fair value of options that vested during the three and six months ended June 30, 2023 was $0.1 million and $0.3 million, respectively.
As of June 30, 2023, the Company had $1.0 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 1.8 years.
2022 Employee Incentive Plan
The Company created an employee incentive plan involving share-based and cash-based incentives to support the success of the Company by further aligning the personal interests of employees, officers, and directors to those of our shareholders by providing an incentive to drive performance and sustained growth.
On April 5, 2022, (“2022 Grant Date”) the Board of Directors adopted the 2022 Employee Incentive Plan and granted employees 1) Equity-settled Restricted Share Units (“RSUs”), 2) Cash-settled Restricted Share Units (“Cash-settled RSUs”) and 3) Equity-settled Performance-Based Restricted Share Units (“PSUs”).
The RSUs and Cash-settled RSUs are subject to a service condition with graded vesting over the three years following the 2022 Grant Date. PSUs vest after three years, subject to a service condition, a market condition related to volume weighted average trading price performance of the Company’s common stock, and performance conditions related to the Company’s cumulative revenue and cumulative adjusted EBITDA.

Equity-settled Restricted Share Units
The estimated grant date fair value of the Company’s RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.
A summary of the Company’s Equity-settled Restricted Share Units activity for the six months ended June 30, 2023 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2022	2,719,136	$4.12
Granted	601,181	$4.02
Forfeited	(78,557)	$4.27
Vested	(859,022)	$4.22

Unvested RSUs as of June 30, 2023	2,382,738	$4.05
The compensation cost recognized for RSUs during the three months ended June 30, 2023 and 2022 was $1.3 million and $2.2 million, respectively. The compensation cost recognized for RSUs during the six months ended June 30, 2023 and 2022 was $2.6 million and $2.2 million, respectively.
As of June 30, 2023, the Company had $6.9 million of unrecognized stock-based compensation expense related to the RSUs. This cost is expected to be recognized over a weighted-average period of 1.7 years.
Cash-settled Restricted Share Units
Our outstanding Cash-settled RSUs entitle employees to receive cash based on the fair value of the Company’s common stock on the vesting date. The Cash-settled RSUs are accounted for as liability awards and are re-measured
at fair value each reporting period until they become vested with compensation expense being recognized over the requisite service period. The Company has a liability, which is included in “Other current liabilities” within the condensed consolidated balance sheets of less than $0.1 million as of June 30, 2023.
The estimated grant date fair value of the Company’s Cash-settled RSUs is estimated to be equal to the closing price of the Company’s common stock on each grant date.
A summary of the Company’s Cash-settled RSUs activity for the six months ended June 30, 2023 is as follows:

	Number of Cash- settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2022	17,819	$4.27
Vested	(5,941)	$4.27

Unvested Cash-settled RSUs as of June 30, 2023	11,878	$4.27
The compensation cost recognized for Cash-settled RSUs during the three and six months ended June 30, 2023 and 2022 was less than $0.1 million.
As of June 30, 2023, the Company had $0.1 million of unrecognized stock-based compensation expense related to the Cash-settled RSUs. This cost is expected to be recognized over a weighted-average period of 1.6 years.

Equity-settled Performance-Based Restricted Share Units
The Company’s PSUs were adopted in order to provide employees, officers and directors with stock-based compensation tied directly to the Company’s performance, further aligning their interests with those of shareholders and provides compensation only if the designated performance goals are met over the applicable performance period. The awards have the potential to be earned at 50%, 100% or 150% of the number of shares granted depending on achievement the performance goals, but remain subject to vesting for the full three-year service period.
The grant date fair values of PSUs subject to performance conditions are based on the most recent closing stock price of the Company’s shares of common stock. The stock-based compensation expense is recognized over the remaining service period at the time of grant, adjusted for the Company’s expectation of the achievement of the performance conditions.
The estimated grant date fair value of the Company’s PSUs subject to a market condition granted under the 2022 Employee Incentive Plan in the first quarter of fiscal year 2023 was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	3.0	years
Common stock price (2)	$3.75
Volatility (3)	85.0%
Risk-free rate (4)	3.9%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the 2022 Grant Date
(3)	Calculated based on the Company’s historical volatility over a term of 2.3 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.0 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
A summary of the Company’s PSUs activity for the three months ended June 30, 2023 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2022	1,849,942	$3.53
Granted	2,572,965	$2.12
Forfeited	(5,057)	$3.54

Unvested PSUs as of June 30, 2023	4,417,850	$2.71
The compensation cost recognized for PSUs during the three months ended June 30, 2023 and 2022 was $1.0 million and $1.0 million, respectively. The compensation cost recognized for PSUs during the six months ended June 30, 2023 and 2022 was $2.0 million and $1.0 million, respectively.
As of June 30, 2023, the Company had $7.8 million of unrecognized stock-based compensation expense related to the PSUs. This cost is expected to be recognized over a weighted-average period of 2.2 years.

NFL Warrants
On April 1, 2021, the Company entered into a multi-year strategic partnership with NFL Enterprises LLC (“NFL”) (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States of America where permitted), and the NFL’s exclusive sports betting and
i-gaming
advertising partner. The License Agreement contemplates a four-year period commencing April 1, 2021. Pursuant to the License Agreement, the Company agreed to issue the NFL an aggregate of up to 18,500,000 warrants with each warrant entitling NFL to purchase one ordinary share of the Company for an exercise price of $0.01 per warrant share. The warrants will be subject to vesting over the four-year Term. Additionally, each warrant is issued with one share of redeemable B Share with a par value of $0.0001. The B Shares, which are not separable from the warrants, are voting only shares with no economic rights to dividends or distributions. Pursuant to the License Agreement, when the warrants are exercised, the Company shall purchase or, at its discretion, redeem at the par value an equivalent number of B Shares, and any such purchased or redeemed B Shares shall thereafter be cancelled.
The Company accounts for the License Agreement as an executory contract for the ongoing Data Feeds and the warrants will be accounted for as share-based payments to non-employees.
The awards are measured at grant date fair value when all key terms and conditions are understood by both parties, including for unvested awards and are expensed over the term to align with the data services to be provided over the periods.
The grant date fair value of the warrants is estimated to be equal to the closing price of dMY’s common stock of $15.63, as of the grant date on April, 1, 2021. The Company used dMY’s stock price to approximate the fair value of the Company as the grant date was before the Merger was consummated.
A summary of the Company’s warrants activity for the six months ended June 30, 2023 is as follows:

Number of Warrants
Outstanding as of December 31, 2022	18,500,000

Outstanding as of June 30, 2023	18,500,000
The cost recognized for the warrants during the three months ended June 30, 2023 and 2022 was zero and $5.9 million, respectively. The cost recognized for the warrants during the six months ended June 30, 2023 and 2022 was $5.9 million and $28.3 million, respectively. The warrants vested over a three year period, ending on April 1, 2023, and as of June 30, 2023, the Company had no unrecognized stock-based compensation expense related to the warrants. 3,000,000 warrants vested in the three and six months ended June 30, 2023.
Stock-based Compensation Summary
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cost of revenue	$112	$6,123	$6,091	$28,607
Sales and marketing	245	1,104	813	1,697
Research and development	389	1,145	830	1,367
General and administrative	2,878	15,125	6,451	29,006

Total	$3,624	$23,497	$14,185	$60,677